Condensed Statements of Cash Flows - ILS (₪) ₪ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Cash flow from operating activity
Comprehensive loss for the period	₪ (11,900)	₪ (13,301)		₪ (26,490)
Adjustments required to present cash flows from operating activities (Appendix A)	(12)	2,642		3,357
Net cash used in operating activities	(11,912)	(10,659)		(23,133)
Cash flows from investment activity
Change in restricted deposits	(6)	(77)		(41)
Changes in short-term deposits	5,012	(12,006)		(5,012)
Purchase of property and equipment	(4)	(72)		(144)
Net cash provided by (used in) investment activity	5,002	(12,155)		(5,197)
Cash flows from financing activity
Deferred offering expenses				(750)
Receipt of government grants		251		579
Net proceeds from issuance of ADS, pre-funded warrants and warrants through initial public offering	37,578
Repayment of principal in respect of lease liability	(234)	(206)		(440)
Exercise of non-registered rights into ordinary shares			[1]	[1]
Net cash provided by (used in) financing activity	37,344	45		(611)
Change in balance of cash and cash equivalents	30,434	(22,769)		(28,941)
Exchange differences on cash and cash equivalents	1,958
Balance of cash and cash equivalents, beginning of period	8,683	37,624		37,624
Balance of cash and cash equivalents, end of period	41,075	14,855		8,683
Appendix A [Member]
Income and expenses not involving cash flows
Depreciation	31	28		61
Amortization of right for use asset	212	185		398
Interest expense in respect of leasing	24	30		61
Share-based payment to employees and service providers	545	2,572		3,348
Direct and incremental issuance cost allocated to derivative warrant liability through U.S IPO	723
Revaluation of derivative warrant liability	(82)
Exchange differences on cash and cash equivalent	(1,958)
Changes in liability in respect of government grants	114			(213)
Income and expenses not involving cash flows total	(391)	2,815		3,655
Changes in asset and liability items
Decrease (increase) in other current assets	201	(376)		(647)
Decrease (increase) in trade receivables	127	12		(142)
Increase in inventory	(30)	(262)		(715)
Increase (decrease) in trade payables	(164)	(63)		54
Increase in other current liabilities	245	516		1,152
Changes in asset and liability total	379	(173)		(298)
Income and expenses and changes in asset	(12)	2,642		3,357
Appendix B - Non-cash investment and financing activities
Recognition of right for use asset against a leasing liability		532		532
Deferred offering expenses not yet paid				405
Direct and incremental stock-based payment expenses allocated to ADS and pre-fund warrants through U.S. IPO	960
Offering costs not yet paid	280
Partial exercise of over-allotment option into warrants	₪ 158

[1]	Represents an amount lower than NIS 1.